Borrowings	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Borrowings	Borrowings

	2022	2021
Non-current
Senior Notes	497,901	497,455
Bank borrowings	230,082	208,032
	727,983	705,487
Current
Senior Notes	8,250	8,250
Bank overdrafts	48,058	11,768
Bank borrowings	223,461	92,146
	279,769	112,164
Total borrowings	1,007,752	817,651

As of December 31, 2022, total bank borrowings include collateralized liabilities of US$188,058 (2021: US$70,221). These loans are mainly collateralized by property, plant and equipment, sugarcane plantations, sugar export contracts, shares of certain subsidiaries of the Group and US Treasury Bills.
Notes 2027

On September 21, 2017, the Company issued senior notes (the “Notes”) for a total amount of US$500 million, at an annual fixed rate of 6%. The Notes will mature on September 21, 2027. Interest on the Notes are payable semi-annually in arrears on March 21 and September 21 of each year. The total proceeds nets of expenses was US$495.7 million.

The Notes are fully and unconditionally guaranteed on a senior unsecured basis by certain of our current and future subsidiaries. As of December 31, 2022, Adeco Agropecuaria S.A., Adecoagro Brasil Participações S.A., Adecoagro Vale do Ivinhema S.A., Pilagá S.A. and Usina Monte Alegre Ltda. are the only Subsidiary Guarantors.

The Notes contain customary financial covenants and restrictions which require us to meet pre-defined financial ratios, among other restrictions. As of December 31, 2022 and 2021 the Group was in compliance with these financial covenants.

Debt maturity breakdown

The maturity of the Group's borrowings and the Group's exposure to fixed and variable interest rates is as follows:

	2022	2021
Fixed rate:
Less than 1 year	272,900	104,349
Between 1 and 2 years	27,720	12,503
Between 2 and 3 years	2,222	12,500
Between 3 and 4 years	—	—
More than 5 years	497,901	497,455
	800,743	626,807
Variable rate:
Less than 1 year	6,869	7,815
Between 1 and 2 years	35,355	5,075
Between 2 and 3 years	32,851	31,754
Between 3 and 4 years	80,115	29,255
Between 4 and 5 years	50,211	71,045
More than 5 years	1,608	45,900
	207,009	190,844
	1,007,752	817,651

Borrowings incurred by the Group’s subsidiaries in Brazil are repayable at various dates between January 2023 and November 2027 and bear either fixed interest rates ranging from 2.00% to 13.23% per annum or variable rates based on base-rates plus spreads ranging from 8.54% to 16.29% per annum. As of December 31, 2022 and 2021 there are no borrowings subject to LIBOR (six months).

Borrowings incurred by the Group’s subsidiaries in Argentina are repayable at various dates between December 2022 and June 2028 and bear either fixed interest rates ranging from 0.0% and 9.2% per annum or variable rates based on LIBOR or other specific base-rates plus spreads of 4.0% for those borrowings denominated in U.S. Dollar, and a fixed interest rates ranging from 64.0% to 71.15% per annum for those borrowings denominated in Argentine pesos.
Brazilian Subsidiaries

The main loans of the Group’s Brazilian Subsidiaries are:

Bank	Grant date	Nominal amount		Capital outstanding as of December 31				Maturity date	Annual interest rate
				2022			2021
		(In millions)		Millions of Reais		Millions of equivalent Dollars	Millions of equivalent Dollars
Banco do Brasil / Itaú BBA (FINEM) (1)	September 2013	R$	273.0	R$	273.0	52.32	4.75	January 2023	4.68%
Certificados Recebíveis do Agronegócio (CRA)	December 2019	R$	400.0	R$	400.0	76.66	83.68	November 2027	3.80% + IPCA
Debênture	December 2020	R$	400.0	R$	400.0	76.66	80.10	December 2026	4.24% + IPCA
Banco do Brasil (CCB)	December 2020	R$	30.0	R$	30.0	5.75	5.48	January 2024	CDI + 2.32%
Banco Itaú BBA (NCR)	April 2022	R$	20.0	R$	20.0	3.83	—	March 2024	13.23%

(1)Collateralized by (i) liens over the Ivinhema mill and equipment; and (ii) power sales contracts.

In December 2019, Adecoagro Vale do Ivinhema placed R$400.0 million in Certificados de Recebíveis do Agronegócio (CRA) adjustable by the IPCA (Brazilian official inflation rate), maturing in November 2027 and bearing an interest 3.80% per annum. This debt was issued with no guarantee.

The above mentioned loans, except the CRA, contain certain customary financial covenants and restrictions which require the Brazilian subsidiaries to meet pre-defined financial ratios, among other restrictions, as well as restrictions on the payment of dividends. These financial ratios are measured considering the statutory financial statements of the Brazilian Subsidiaries.

As of December 31, 2022 and 2021 the Group was in compliance with all financial covenants.

Argentinian Subsidiaries

The main loans of the Group’s Argentinian Subsidiaries are:

Bank	Grant date	Nominal amount	Capital outstanding as of December 31		Maturity date	Annual interest rate
			2022	2021
		(In millions)	(In millions)	(In millions)
Rabobank (1)	2018	US$50.0	25.00	37.50	June, 2024	6.17%
IFC Tranche A (2)	2020	US$12.6	10.66	12.35	June, 2028	4% plus LIBOR
IFC Tranche B (2)	2020	US$9.4	7.96	9.22	June, 2028	4% plus LIBOR

(1) Collateralized by the pledged of the shares of Dinaluca S.A., Compañía Agroforestal S.M.S.A. and Girasoles del Plata S.A.
(2) Collateralized by a US$241.8 million mortgage over Carmen, Abolengo, San Carlos, Las Horquetas, and La Rosa farms, which are property of Adeco Agropecuaria S.A. A US$35.7 million mortgage over El Meridiano farm, which is property of Pilaga S.A. and a US$44.3 million mortgage over Santa Lucia farm, which is property of Bañados del Salado S.A.

Loan with International Finance Corporation (IFC)

In June 2020, our Argentine subsidiaries, Adeco Agropecuaria S.A., Pilagá S.A. and L3N S.A. entered into a US$100 million loan agreement with International Finance Corporation (IFC), member of the World Bank Group. The loan's tenor is eight years, including a two-year grace period, with a rate of LIBOR + 4%. In October 2020, US$22 million has been received. In December 2021, we entered into an amendment reducing the total amount to US$ 60 million, that the group could request the withdrawal until June, 2022. If the Company withdraw the full amount, the rate would be reduced to LIBOR + 3%.
The loan contains customary financial covenants and restrictions which require us to meet pre-defined financial ratios, among other restrictions. Publication of LIBOR would be ceased at the end of June 2023. During April 2023, it was agreed with IFC to use Secured Overnight Financing Rate (SOFR), replacing the LIBOR since July 1st, 2023. All the other provisions of the loan agreement continue in full force and effect.

The above mentioned loans contain certain customary financial covenants and restrictions which require us to meet pre-defined financial ratios, among other restrictions, as well as restrictions on the payment of dividends. These financial ratios are measured considering the statutory financial statements of the Argentinian Subsidiaries.

As of December 31, 2022 and 2021 the Group was in compliance with all financial covenants.

The carrying amount of short-term borrowings is approximate its fair value due to the short-term maturity. Long term borrowings subject to variable rate approximate their fair value.The fair value of long-term subject to fix rate do not significant differ from their fair value. The fair value (level 2) of the notes as of December 31, 2022 and 2021 equals US$474.3 million and US$517.5 million, 94.86% and 103.49% of the nominal amount, respectively.

The breakdown of the Group’s borrowing by currency is included in Note 2 - Interest rate risk.

Evolution of the Group's borrowings as December 31, 2022 and 2021 is as follow:

	2022	2021
Amount at the beginning of the year	817,651	971,090
Proceeds from long term borrowings	41,082	30,972
Payments of long term borrowings	(14,012)	(108,425)
Proceeds from short term borrowings	347,928	286,115
Payments of short term borrowings	(192,648)	(328,463)
Payments of interest (1)	(33,189)	(49,592)
Accrued interest	51,596	48,791
Acquisition of subsidiaries (Note 21)	17,738	—
Exchange differences, inflation and translation, net	(30,489)	(52,693)
Others	2,095	19,856
Amount at the end of the year	1,007,752	817,651
(1) Excludes payment of interest related to trade and other payables.